Net income (loss) per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net income (loss) per share
Schedule of computation of basic and diluted net income (loss) per share for common stockholders

	Nine months ended September 30,
	2012	2013

Numerator
Net loss	$(19,963,058)	$(33,687,612)
Deemed dividend	—	(18,248,768)
Gain on exchange of convertible preferred stock in connection with recapitalization	159,954,069	3,390,750
Less beneficial conversion charge	(377,787)	—
Less net income attributable to participating securities	(139,077,495)	—

Net income (loss) attributable to common stockholders	$535,729	$(48,545,630)

Denominator
Denominator for basic net income (loss) per share	2,937	8,995,167
Effect of dilutive securities
Series Three convertible preferred stock	10,656	—

Denominator for diluted net income (loss) per share	13,593	8,995,167

Net income (loss) per share:
Basic	$182.41	$(5.40)*

Diluted	$39.41	$(5.40)*

*      In the nine months ended September 30, 2013, the Company experienced a net loss and therefore did not report any dilutive share impact.

	Year ended December 31
	2011	2012

Numerator
Net income (loss)	$30,904,514	$(26,235,102)
Gain on exchange of convertible preferred stock in connection with recapitalization	—	159,954,069
Less beneficial conversion charge	—	(377,787)
Less net income attributable to participating preferred stock	(30,878,445)	(132,609,918)

Net income attributable to common stockholders	$26,069	$731,262

Denominator
Denominator for basic earnings per share	1,089	3,328
Effect of dilutive securities:
Employee stock options	4,640	—
Series 3 convertible preferred stock	—	13,877

Denominator for diluted earnings per share	5,729	17,205

Net income per share:
Basic	23.95	219.76

Diluted	4.55	42.50

Schedule of historical dilutive common share equivalents outstanding

	As of September 30,
	2012	2013

Stock Options	44,218	1,987,860
Unvested restricted stock	—	1,113,807

Total	44,218	3,101,667